SHORT-TERM BANK LOANS	12 Months Ended
Dec. 31, 2020
SHORT-TERM BANK LOANS
SHORT-TERM BANK LOANS

8     SHORT-TERM BANK LOANS

On August 9, 2019, the Company entered into two lines of credit contracts with Bank of Beijing to borrow RMB190,000 in total with validity period on August 8, 2021. The loan bears a fixed interest rate of one-year Loan Prime Rate (“LPR”) plus 1.15% per annum on the date of drawing.

As of December 31, 2019, the Company has drawn RMB89,162, which will mature in 12 months from the drawdown date. The applicable interest rate for the loan is 5.3% per annum. The carrying value of office buildings pledged for the borrowing was RMB197,737. The loan was subsequently repaid in November and December 2020. In February 2021, the office buildings pledged were released.

As of December 31, 2020, the Company has drawn RMB10,710, which will mature in 12 months from the drawdown date. The applicable interest rate for the loan is 5.3% per annum.

The interest expenses of the loans were RMB19, RMB565 and RMB5,047 for the years ended December 31, 2018, 2019 and 2020, respectively.